Equity - Reserves - Schedule of Movements in Class of Reserve (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of reserves within equity [line items]
Beginning balance	$ (1,357,205)
Foreign currency translation	1,318,532
Re-measurement of defined benefits plans	(5,177)
Ending balance	(43,850)
Re-measurement of defined benefit plans reserve [Member]
Disclosure of reserves within equity [line items]
Beginning balance	(75,084)
Foreign currency translation
Re-measurement of defined benefits plans	(5,177)
Ending balance	(80,261)
Foreign currency reserve [Member]
Disclosure of reserves within equity [line items]
Beginning balance	(1,282,121)
Foreign currency translation	1,318,532
Re-measurement of defined benefits plans
Ending balance	$ 36,411